Other financial liabilities	12 Months Ended
Mar. 31, 2023
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Other financial liabilities
18. Other financial liabilities
Other financial liabilities consist of the following:

	Yen in millions
	March 31,
	2022	2023
Financial liabilities measured at amortized cost
Deposits received	723,363	1,015,094
Other	287,072	454,756
Financial liabilities measured at fair value through profit or loss
Derivatives	497,198	456,257

Total	1,507,633	1,926,107

Current liabilities	1,046,050	1,392,397
Non-current liabilities	461,583	533,710

Total	1,507,633	1,926,107